PROVISION FOR INCOME TAXES - Income Before Income Taxes - 10-K (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income before provision for income taxes	$ (12,382)	$ 31,590	$ 60,673	$ 80,689	$ 157,317	$ 207,045	$ 81,426